Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER RECEIVABLES.
Summary of Trade and Other Receivables, Net

	Current			Non-current
Trade and Other Receivables, Gross	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade and other receivables, gross	1,516,309	1,591,329	1,740,630	1,109,665	1,166,226	1,045,158
Trade receivables, gross	1,347,672	1,507,914	1,627,724	994,594	1,068,931	883,872
Accounts receivable due from finance leases, gross	21,604	18,462	23,663	110,250	92,446	157,293
Other receivables, gross	147,033	64,953	89,243	4,821	4,849	3,993

	Current			Non-current
Trade and Other Receivables, Net	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade and other receivables, net	1,386,241	1,495,258	1,652,333	1,105,384	1,163,370	1,030,279
Trade receivables, net	1,232,090	1,424,706	1,552,619	992,830	1,067,198	870,102
Accounts receivable due from finance leases, net	21,075	18,297	23,503	107,733	91,323	156,184
Other receivables, net (1)	133,076	52,255	76,211	4,821	4,849	3,993
(1)	The detail of other accounts receivable is as follows:

	Current			Non-current
Other receivables, net (1)	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Receivables from employees	16,323	14,962	15,845	3,107	3,756	2,430
Advances to suppliers and creditors	17,154	16,590	44,858	—	519	588
Insurance receivables (i)	70,986	2,001	—	—	—	—
Other receivables for - deposits in transit and other	21,698	14,755	11,017	—	—	—
Other	6,915	3,947	4,491	1,714	574	975
Total	133,076	52,255	76,211	4,821	4,849	3,993

(i) This corresponds to accounts receivable from insurance companies which, given the progress of the settlement process, are considered virtually certain. As of December 31, 2025, it includes ThUS$ 55,553 from the Generation segment, mainly related to claims arising from prior-year events at the Atacama, Abanico, Quintero and Guanchoi power plants, and ThUS$ 15,433 from the Distribution segment, related to non-recurring events that resulted in service interruptions to end users. (See Note 28).

Schedule of future collections on financial lease receivables

	12-31-2025			12-31-2024			01-01-2024
	Gross	Interest	Present value	Gross	Interest	Present value	Gross	Interest	Present value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	25,159	3,555	21,604	21,476	3,014	18,462	29,520	5,857	23,663
From one to two years	16,694	1,704	14,990	14,972	1,446	13,526	17,291	2,013	15,278
From two to three years	14,428	1,321	13,107	12,804	1,076	11,728	14,874	1,446	13,428
From three to four years	12,083	986	11,097	10,575	792	9,783	12,697	945	11,752
From four to five years	9,682	729	8,953	9,030	550	8,480	10,242	313	9,929
More than five years	69,580	7,477	62,103	55,475	6,546	48,929	124,750	17,844	106,906
Total	147,626	15,772	131,854	124,332	13,424	110,908	209,374	28,418	180,956

Summary of balance of past due but not impaired trade receivables

	As of December 31,		As of January 01,
	2025	2024	2024
Trade receivables due and unpaid but for which no impairment losses have been recorded	ThUS$	ThUS$	ThUS$
Less than three months	55,509	46,100	45,108
Between three and six months	14,046	13,473	16,143
Between six and twelve months	14,556	7,086	20,740
More than twelve months	68,480	86,747	202,567
Total	152,591	153,406	284,558

Summary of movement of impairment loss of trade receivables

Current and
Non-current
Trade receivables due and unpaid, with impairment losses	ThUS$
Balance as of January 1, 2024	103,176
Increases (decreases) for the period	19,529
Amounts written off	(10,998)
Increases (decreases) in foreign currency translation differences	(12,780)
Balance as of December 31, 2024	98,927
Increases (decreases) for the period (1)	38,658
Amounts written off	(15,367)
Increases (decreases) in foreign currency translation difference	12,131
Balance as of December 31, 2025	134,349
(1)	Impairment losses on trade receivables amounted to ThUS$38,658 during 2025, representing a 95.97% increase compared to the previous year (See Note 31(b)). This increase is mainly due to the Distribution segment, primarily driven by a higher expected credit loss associated with residential customers.